Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021	$ 50	$ 751,963	$ 372,003	$ 3,272,095	$ 231,213	$ 4,627,324
Balance (in Shares) at Dec. 31, 2021	5,000,000
Dividend				(352,123)		(352,123)
Net income				2,133,188		2,133,188
Appropriation to statutory reserve			93,569	(93,569)
Shareholders’ contribution		145,345				145,345
Foreign currency translation adjustment					(479,845)	(479,845)
Balance at Dec. 31, 2022	$ 50	897,308	465,572	4,959,591	(248,632)	$ 6,073,889
Balance (in Shares) at Dec. 31, 2022	5,000,000					5,000,000
Net income				1,506,702		$ 1,506,702
Foreign currency translation adjustment					(133,740)	(133,740)
Balance at Dec. 31, 2023	$ 50	$ 897,308	$ 465,572	$ 6,466,293	$ (382,372)	$ 7,446,851
Balance (in Shares) at Dec. 31, 2023	5,000,000					5,000,000